INTEREST BEARING LOANS AND BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2025
Borrowings [abstract]
Summary of movements in borrowings and outstanding debt
Proceeds and repayments of debt in the six months ended June 30, 2025 are summarized as follows:

(in thousands of $)	December 31, 2024	Proceeds	Repayments	Other	June 30, 2025
Total U.S. dollar denominated floating rate debt	3,744,388	1,433,715	(1,575,089)	(16,079)	3,586,935
Total debt	3,744,388	1,433,715	(1,575,089)	(16,079)	3,586,935

Schedule of assets pledged	Assets pledged

(in thousands of $)	June 30, 2025	December 31, 2024
Vessels	5,086,521	5,246,518